Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Income Tax Contingency [Line Items]
Unrecognized income tax benefits, Total	$ 8	$ 29	$ 146	$ 164
Unrecognized income tax current and non current	8
Unrecognized income tax benefit will decrease in the next twelve months	5
Accrued interest	$ 1	$ 6